Redeemable Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Oct. 15, 2023	Jul. 23, 2023	Apr. 28, 2024	Apr. 30, 2023
Increase (Decrease) in Temporary Equity
Beginning balance	$ 73,488	$ 53,468	$ 53,468	$ 52,218
Issuance of shares			19,843
Remeasurement to Redemption Amount		1,423	1,423
Accretion of Cumulative Dividends	394	134	878
Conversion in connection with the Reverse Recapitalization			(75,612)
Ending balance	75,262	73,488	0	53,468
Series A Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		1,151	1,151
Conversion in connection with the Reverse Recapitalization			(1,151)
Ending balance			0	1,151
Series B Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		930	930
Conversion in connection with the Reverse Recapitalization			(930)
Ending balance			0	930
Series C Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		300	300
Conversion in connection with the Reverse Recapitalization			(300)
Ending balance			0	300
Series D Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		10,340	10,340
Conversion in connection with the Reverse Recapitalization			(10,340)
Ending balance			0	10,340
Series E Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		2,207	2,207
Conversion in connection with the Reverse Recapitalization			(2,207)
Ending balance			0	2,207
Series F Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		27,290	27,290
Conversion in connection with the Reverse Recapitalization			(27,290)
Ending balance			0	27,290
Series G Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		3,550	3,550
Issuance of shares				1,050
Conversion in connection with the Reverse Recapitalization			(3,550)
Ending balance			0	3,550
Series H Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		7,700	7,700
Issuance of shares				200
Conversion in connection with the Reverse Recapitalization			(7,700)
Ending balance			0	7,700
Series I Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		0	0
Issuance of shares	$ 1,380	$ 18,463	19,843
Remeasurement to Redemption Amount			1,423
Accretion of Cumulative Dividends			878
Conversion in connection with the Reverse Recapitalization			(22,144)
Ending balance			$ 0	$ 0